Subsequent Event	6 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENT
16.	SUBSEQUENT EVENT

On January 25, 2022, the Company entered into certain Warrant Purchase Agreement (the “Agreement”) with certain accredited investors (the “Sellers”) pursuant to which the Company agreed to buy back warrants held by the Sellers with the right to purchase an aggregate of 10,549,000 ordinary shares (“Ordinary Shares”), no par value, of the Company, with an exercise price of $1.50 per Ordinary Share and an expiration date of July 20, 2026 (the “July Warrants”), and warrants with the right to purchase an aggregate of 5,549,000 Ordinary Shares, with an exercise price of $3.60 per Ordinary Share and an expiration date of October 30, 2026 (the “April Warrants” and collectively with the July Warrants, the “Warrants”). The Warrants were sold to these Sellers in previous transactions that closed on July 20, 2021 and April 30, 2021. The purchase price for each Warrant is $0.40.